Document And Entity Information	6 Months Ended
Jun. 30, 2017
Document Information [Line Items]
Document Type	S-11/A
Amendment Flag	false
Document Period End Date	Jun. 30, 2017
Entity Registrant Name	Sachem Capital Corp.
Entity Central Index Key	0001682220
Entity Filer Category	Smaller Reporting Company